OFFER TO BUY 100% OF SHARE CAPITAL BY HOT TELECOMMUNICATION SYSTEMS LTD (Narrative) (Details)	Dec. 31, 2020	Jan. 31, 2020
Statement Line Items [Line Items]
Percentage of ownership acquired	5.00%
HOT Telecommunication Systems Ltd and Altice Europe N. V. [Member]
Statement Line Items [Line Items]
Percentage of ownership acquired		100.00%